General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses

Composition:

	For the year ended December 31,
	2025	2024	2023

Salaries and related expenses	200	799	2,055
Share-based compensation, net	(12)	12	87
Professional services*	-	-	4,383
Office rent and maintenance	105	81	235
Depreciation	-	161	88
Amortization	34
Others	2,046	8,409	2,702
Total general and administrative expenses	2,373	9,462	9,550

*	The 2024 “Others” line includes amounts arising from the Apollo (Apollo) loan arrangements.